Annual Total Returns[BarChart] - PIMCO Enhanced Short Maturity Active Exchange-Traded Fund - PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.42%	2.48%	0.72%	0.53%	0.52%	1.99%	1.90%	1.72%	3.31%	1.63%